Cover page	6 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GLOBAL BLUE GROUP HOLDING AG
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2021
Entity Central Index Key	0001799983